MD&A - Risk management and control - Market Risk (Tables)	12 Months Ended
Dec. 31, 2023
MDA Risk Management And Control Market Risk Tables [Line Items]
Disclosure of detailed information about management value-at-risk [text block]

Management value-at-risk (1-day, 95% confidence, 5 years of historical data) of UBS AG business divisions and Group
Items by general market risk type
1
For the year ended 31.12.23
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 3 9 3 1 1
Max. 19 21 19 10 10
Average 9 12 6 2 3
31.12.23 11 18 7 2 3
Total management VaR 7 25 15 19 Average (per business division and risk type)
Global Wealth Management 1 2 1 2 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 5 23 14 18 9 12 5 2 3
Non-core and Legacy 1 2 1 1 0 1 1 0 0
Group Items 3 6 4 4 1 3 3 1 0
Diversification effect
2,3
(6) (6) (1) (4) (4) (1) 0
For the year ended 31.12.22
4
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 2 8 4 2 2
Max. 17 18 9 11 7
Average 6 10 5 3 3
31.12.22 6 10 4 3 3
Total management VaR 6 18 11 9 Average (per business division and risk type)
Global Wealth Management 1 2 1 1 0 1 1 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 6 17 10 8 6 9 5 3 3
Group Functions (including Non-core and Legacy Portfolio) 3 5 4 5 1 4 3 1 0
Diversification effect
2,3
(5) (5) (1) (3) (4) (1) 0
1 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures.

The minima and maxima for each level may occur on different

days, and, likewise, the value

-at-risk (VaR) for each
business line or risk type, being driven

by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line

or risk type, may well be driven by

different days in the historical
time series, rendering invalid the simple summation of figures to arrive at the aggregate total.

2 The difference between the sum of the standalone VaR for the business divisions and Group Items and the total VaR.

3 As the minima and

maxima for different

business divisions and Group

Items occur on different

days, it is

not meaningful to calculate a

portfolio diversification effect.

4 Prior-period numbers

are based on pre-
acquisition UBS values as the risk profile compared with UBS AG does not materially differ.

Disclosure of interest rate sensitivity - banking book [text block]

Interest rate risk – banking book
31.12.23
USD m
Effect on EVE
1

– FINMA
Effect on EVE
1

– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 (AT1) capital
instruments Total
+1 bp (4.3) (0.7) 0.0 (23.1) 0.1 (28.1) 4.8 (23.3)
Parallel up
2
(608.9) (142.9) 2.2 (4,522.3) (15.0) (5,287.0) 888.3 (4,398.7)
Parallel down
2
686.1 150.0 (11.8) 4,593.2 17.1 5,434.5 (1,028.0) 4,406.6
Steepener
3
(335.2) (16.0) (13.1) (973.6) (23.0) (1,361.0) 95.9 (1,265.1)
Flattener
4
214.1 (6.8) 12.3 (94.1) 17.5 142.9 104.7 247.6
Short-term up
5
(38.5) (48.4) 13.4 (1,909.8) 7.1 (1,976.3) 477.4 (1,498.9)
Short-term down
6
42.9 49.8 (14.3) 2,036.8 (10.0) 2,105.3 (498.9) 1,606.4
31.12.22
USD m
Effect on EVE
1

– FINMA
Effect on EVE
1

– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 (AT1) capital
instruments Total
+1 bp (4.1) (0.6) 0.1 (20.4) (0.1) (25.0) 3.4 (21.5)
Parallel up
2
(576.5) (111.6) 33.4 (3,936.5) (26.3) (4,617.2) 652.5 (3,964.7)
Parallel down
2
644.2 142.2 (45.7) 4,066.1 21.9 4,828.5 (702.8) 4,125.7
Steepener
3
(256.7) (93.2) (28.2) (1,026.7) (3.3) (1,408.2) (47.3) (1,455.5)
Flattener
4
144.7 75.4 32.7 95.4 (2.6) 345.8 191.1 536.9
Short-term up
5
(84.1) 37.1 42.4 (1,514.7) (13.9) (1,532.9) 440.8 (1,092.2)
Short-term down
6
88.1 (36.1) (42.6) 1,654.0 13.4 1,676.6 (457.8) 1,218.8
1 Economic value

of equity.

2 Rates across

all tenors move

by ±150 bps

for Swiss franc,

±200 bps for

euro and US

dollar, and

±250 bps for

pound sterling.

3 Short-term rates

decrease and long-term

rates
increase.

4 Short-term rates increase and long-term rates decrease.

5 Short-term rates increase more than long-term rates.

6 Short-term rates decrease more than long-term rates.